CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Convertible Notes Payable - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Convertible Notes Payable [Abstract]
Total convertible notes payable	$ 398,786	$ 873,263	$ 873,263
Less: note conversions		474,477	259,100
Convertible notes payable, net	204,861	398,786	614,163
Less: current portion	153,646	9,608	20,000
Convertible notes payable, net, long-term portion	$ 51,215	$ 389,178	$ 594,163